Submission	May 19, 2026
Submission [Line Items]
Central Index Key	0002048951
Registrant Name	Live Oak Acquisition Corp. V
Registration File Number	333-294869
Form Type	S-4
Submission Type	S-4/A
Fee Exhibit Type	EX-FILING FEES